Share-based awards (Details 3) - CHF (SFr) SFr / shares in Units, shares in Millions, SFr in Millions	2 Months Ended	12 Months Ended
	Feb. 15, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense		SFr 1,017
Performance shares | Performance share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Method of Measuring Cost of Award		Includes an adjustment for performance share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.
Total estimated unrecognized compensation expense		SFr 185
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	SFr 13.37	SFr 16.33	SFr 15.88	SFr 19.12
Weighted-average grant-date fair value - Granted (in CHF per share)		11.60	16.98	14.41
Weighted-average grant-date fair value - Settled (in CHF per share)		16.51	16.07	20.41
Weighted-average grant-date fair value - Forfeited (in CHF per share)		13.58	16.26	16.37
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance		SFr 13.37	SFr 16.33	SFr 15.88
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	69.7	50.0	52.8	48.1
Granted (in shares)		43.9	25.6	31.1
Settled (in shares)		(22.3)	(25.6)	(23.6)
Forfeited (in shares)		(1.9)	(2.8)	(2.8)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		69.7	50.0	52.8
of which vested (in shares)		6.4	5.2	6.6
of which unvested (in shares)		63.3	44.8	46.2
Performance shares | Performance share awards | Grant Date, February 2020 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	SFr 531
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	48.7
Performance shares | Performance share awards | Grant Date, February 2020 | Subsequent Event [Member] | Forecast/Estimate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 499
Performance shares | Performance share awards | Grant Date, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 515
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		44.6
Performance shares | Performance share awards | Grant Date, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 462
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			25.6
Stock compensation plan | Share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Method of Measuring Cost of Award		Includes an adjustment for share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.
Total estimated unrecognized compensation expense		SFr 464
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	SFr 13.45	SFr 16.23	SFr 15.77	SFr 18.78
Weighted-average grant-date fair value - Granted (in CHF per share)		11.69	16.97	14.54
Weighted-average grant-date fair value - Settled (in CHF per share)		16.20	16.02	19.75
Weighted-average grant-date fair value - Forfeited (in CHF per share)		13.93	16.33	16.47
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance		SFr 13.45	SFr 16.23	SFr 15.77
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	101.9	77.1	79.9	70.8
Granted (in shares)		65.0	40.5	51.5
Settled (in shares)		(35.2)	(39.0)	(36.8)
Forfeited (in shares)		(5.0)	(4.3)	(5.6)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		101.9	77.1	79.9
of which vested (in shares)		10.9	8.4	7.8
of which unvested (in shares)		91.0	68.7	72.1
Stock compensation plan | Share awards | Grant Date, February 2020 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	SFr 604
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	55.9
Stock compensation plan | Share awards | Grant Date, February 2020 | Subsequent Event [Member] | Forecast/Estimate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 576
Stock compensation plan | Share awards | Grant Date, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 620
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		54.0
Stock compensation plan | Share awards | Grant Date, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 596
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			33.1
Stock compensation plan | Contingent Capital share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Method of Measuring Cost of Award		Includes an adjustment for Contingent Capital share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional Contingent Capital shares granted.
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	0.1	2.7	7.5	12.8
Granted (in shares)		0.0	0.0	0.3
Settled (in shares)		(2.6)	(4.6)	(4.9)
Forfeited (in shares)		0.0	(0.2)	(0.7)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		0.1	2.7	7.5
of which vested (in shares)		0.0	0.7	1.3
of which unvested (in shares)		0.1	2.0	6.2
Stock compensation plan | European Union and blocked share awards | Grant Date, February 2020 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	SFr 32
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	2.8
Stock compensation plan | European Union and blocked share awards | Grant Date, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 31
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		2.7
Stock compensation plan | European Union and blocked share awards | Grant Date, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 35
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			1.9